Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Major classifications of property and equipment
Carrying Amount	$ 260,379	$ 207,392
Accumulated Depreciation	(152,248)	(128,894)
Net Book Value	108,131	78,498
Land [Member]
Major classifications of property and equipment
Carrying Amount	4	4
Accumulated Depreciation	0	0
Net Book Value	4	4
Buildings and improvements [Member]
Major classifications of property and equipment
Carrying Amount	106,229	88,263
Accumulated Depreciation	(62,028)	(53,094)
Net Book Value	44,201	35,169
Furniture and equipment [Member]
Major classifications of property and equipment
Carrying Amount	106,597	85,654
Accumulated Depreciation	(64,157)	(52,562)
Net Book Value	42,440	33,092
Capital lease equipment [Member]
Major classifications of property and equipment
Carrying Amount	1,600	0
Accumulated Depreciation	(116)	0
Net Book Value	1,484	0
Software [Member]
Major classifications of property and equipment
Carrying Amount	38,059	28,653
Accumulated Depreciation	(25,947)	(23,238)
Net Book Value	12,112	5,415
Construction in progress [Member]
Major classifications of property and equipment
Carrying Amount	7,890	4,818
Accumulated Depreciation	0	0
Net Book Value	$ 7,890	$ 4,818